(LOSS)/INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Basic and Diluted (Loss)\Income Per Share
Basic and diluted (loss)/income per share and per ADS for each of the years presented are calculated as follows:

	For the year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Numerator:
Net (loss)/income attributable to RISE Education Cayman Ltd—basic and diluted	(47,974)	142,958	148,100	21,273
Denominator:
Weighted average number of ordinary shares outstanding-basic	101,890,411	113,812,182	114,905,223	114,905,223
Weighted average number of ordinary shares outstanding- diluted	101,890,411	115,881,867	116,181,610	116,181,610
Basic (loss)/income per share	(0.47)	1.26	1.29	0.19
Diluted (loss)/income per share	(0.47)	1.23	1.27	0.18
Basic (loss)/income per ADS	(0.94)	2.51	2.58	0.37
Diluted (loss)/income per ADS	(0.94)	2.47	2.55	0.37